Basis of preparation - New accounting pronouncements to be adopted (Details) € in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€)	Apr. 01, 2018 EUR (€)	Mar. 31, 2017 EUR (€)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings	€ (106,695)		€ (105,851)
Maximum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings		€ 2,100
Estimated percentage of reduction in revenue	3
Minimum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings		2,800
Estimated percentage of reduction in revenue	2
IFRS 9 - Financial Instruments | Maximum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings		300
IFRS 9 - Financial Instruments | Minimum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings		€ 200
IFRS - 15 Revenue from Contracts with Customers | Maximum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Percentage of Points Reduced in Service Revenue Due to Increased Allocation of Customer Receipts	4.50%
IFRS - 15 Revenue from Contracts with Customers | Minimum
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Percentage of Points Reduced in Service Revenue Due to Increased Allocation of Customer Receipts	2.50%